Other Liabilities, Provisions and Commitments - Summary of Other Non-current Financial Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 934	$ 1,897
Derivative financial instruments
Disclosure of financial liabilities [line items]
Other financial liabilities	571	1,436
Security deposits
Disclosure of financial liabilities [line items]
Other financial liabilities	$ 363	$ 461